Share capital - History (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
History of the share capital
Aggregate number of shares after transaction	50,936,778	46,256,078	39,076,342	30,299,129
Aggregate share capital after transaction	€ 275,510	€ 250,187	€ 211,390	€ 163,904
March 26, 2015
History of the share capital
Share capital increase warrants			€ 3,092
Number of shares issued			571,000
May 19, 2015
History of the share capital
Share capital increase new shares			€ 40,751
Number of shares issued			7,532,000
June 19, 2015
History of the share capital
Share capital increase warrants			€ 2,659
Number of shares issued			491,000
September 25, 2015
History of the share capital
Share capital increase warrants			€ 640
Number of shares issued			118,000
December 4, 2015
History of the share capital
Share capital increase warrants			€ 344
Number of shares issued			64,000
January 19, 2016
History of the share capital
Share capital increase new shares		€ 36,575
Number of shares issued		6,761,000
April 1, 2016
History of the share capital
Share capital increase warrants		€ 668
Number of shares issued		132,000
May 19, 2016
History of the share capital
Share capital increase warrants		€ 762
Number of shares issued		141,000
September 19, 2016
History of the share capital
Share capital increase warrants		€ 326
Number of shares issued		60,000
November 28, 2016
History of the share capital
Share capital increase warrants		€ 467
Number of shares issued		86,000
April 6, 2017
History of the share capital
Share capital increase warrants	€ 1,337
Number of shares issued	247,000
April 21, 2017
History of the share capital
Share capital increase new shares	€ 23,331
Number of shares issued	4,313,000
June 20, 2017
History of the share capital
Share capital increase warrants	€ 281
Number of shares issued	52,000
September 21, 2017
History of the share capital
Share capital increase warrants	€ 152
Number of shares issued	28,000
November 23, 2017
History of the share capital
Share capital increase warrants	€ 222
Number of shares issued	41,000